CONSOLIDATED STATEMENTS OF COMPREHENSIVE PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenues	$ 2,496	$ 1,558	$ 601
Cost of revenues	1,578	2,158	2,519
Gross profit (loss)	918	(600)	(1,918)
Operating expenses:
Research and development, net of participations	5,462	7,068	6,021
Selling and marketing	5,362	8,403	9,284
General and administrative	3,781	4,084	4,004
Total operating expenses	14,605	19,555	19,309
Operating loss	(13,687)	(20,155)	(21,227)
Financial income	406	2,166	1,052
Financial expense	(1,252)	(896)	(1,496)
Loss from continuing operations	(14,533)	(18,885)	(21,671)
Loss from discontinued operation	(7,616)		(417)
Net loss	(22,149)	(18,885)	(22,088)
Items to be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments	(29)	7	2
Total comprehensive loss	$ (22,178)	$ (18,878)	$ (22,086)
Basic and diluted net loss per share:
Basic and diluted net loss per share from continuing operations	$ (0.62)	$ (0.86)	$ (1.00)
Basic and diluted net loss per share from discontinued operations	(0.33)		(0.02)
Total Basic and diluted net loss per share	$ (0.95)	$ (0.86)	$ (1.02)